Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets as of December 31, 2013 and 2014 (in thousands):

	Average Remaining Useful Life	December 31,
		2013	2014
Acquired technology	14 Months	$745	$745
Acquired intellectual property	27 Months	—	80
Accumulated amortization		(598)	(736)

Total		$147	$89

Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets as of December 31, 2014 is as follows:

Years ended December 31,	Amortization Expense
(in thousands)
2015	$52
2016	31
2017	6

Total	$89